Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reserves for Future Policy Benefits and Claims Payable Balances
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2022	2021
Traditional life	$3,958	$4,278
Guaranteed benefits (1)	1,779	5,477
Claims payable	1,018	1,024
Accident and health	1,164	1,204
Group payout annuities	4,586	4,895
Life contingent payouts	1,153	1,149
Other	597	627
Total	$14,255	$18,654
(1) Includes net embedded derivative (assets) liabilities related to the GMWB and liabilities related to GMDB.
Liabilities for Other Contract Holder Funds Balances
The following table sets forth the Company’s liabilities for other contract holder funds balances (in millions):

	December 31,
	2022	2021
Interest-sensitive life	$11,197	$11,553
Variable annuity fixed option	10,578	9,751
RILA (1)	1,875	110
Fixed annuity	13,201	14,730
Fixed index annuity (2)	11,937	13,333
GICs, funding agreements and FHLB advances	9,019	8,830
Other	179	187
Total	$57,986	$58,494
(1) Includes the embedded derivative liabilities related to RILA of $205 million and $6000000 million at December 31, 2022 and 2021, respectively.
(2) Includes the embedded derivative liabilities related to fixed index annuity of $931 million and $1,439 million at December 31, 2022 and 2021, respectively.

Distribution of Fixed Interest Rate Annuities' Account Values
The following tables show the distribution of those annuity account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31,2022
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$332	$399	$17	$6,775	$7,523
>1.0% - 2.0%	48	—	—	207	255
>2.0% - 3.0%	832	165	—	3,277	4,274
>3.0% - 4.0%	565	—	—	—	565
>4.0% - 5.0%	270	—	—	—	270
>5.0% - 5.5%	71	—	—	—	71
Subtotal	2,118	564	17	10,259	12,958
Ceded reinsurance	10,477	11,373	—	—	21,850
Total	$12,595	$11,937	$17	$10,259	$34,808

	December 31, 2021
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	RILA	Variable	Total
1.0%	$155	$279	$1	$5,988	$6,423
>1.0% - 2.0%	54	1	—	214	269
>2.0% - 3.0%	876	183	—	3,254	4,313
>3.0% - 4.0%	594	—	—	—	594
>4.0% - 5.0%	276	—	—	—	276
>5.0% - 5.5%	72	—	—	—	72
Subtotal	2,027	463	1	9,456	11,947
Ceded reinsurance	12,086	12,870	—	—	24,956
Total	$14,113	$13,333	$1	$9,456	$36,903

Distribution of Interest Sensitive Life Business Account Values	The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum Guaranteed Interest Rate	2022	2021
	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$241	$252
>3.0% - 4.0%	2,632	2,736
>4.0% - 5.0%	2,294	2,381
>5.0% - 6.0%	1,883	1,962
Subtotal	7,050	7,331
Retro treaties	4,147	4,222
Total	$11,197	$11,553